Income Taxes - Unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Non-capital losses	$ 33,645	$ 45,313
Capital losses		520
Equipment	333	19
Share issuance costs	$ 37	$ 276